Inventories	12 Months Ended
Mar. 31, 2018
Inventories
Inventories

5.           Inventories

	At March 31,
	2018	2017	2016
	€M	€M	€M
Consumables	3.7	3.1	3.3

In the view of management, there are no material differences between the net realisable value of inventories and the balance sheet amounts.